Number of Shares of Common Stock Issued and Warrants Exercised on Conversion of Notes (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Conversion [Line Items]
Principal and Interest Amounts	$ 2,790,012	$ 2,718,947	$ 2,448,550
Potential Shares Issued if Notes Converted	26,899,613	26,234,384	24,047,736
Shares Issued If Warrant Exercised	8,013,440	8,013,440	7,713,440
Principal and Interest Amounts	2,790,012	2,718,947	2,448,550
Potential Shares Issued if Notes Converted	26,899,613	26,234,384	24,047,736
Shares Issued If Warrant Exercised	8,013,440	8,013,440	7,713,440
Series C-1 Notes
Debt Conversion [Line Items]
Conversion Price	$ 0.0625	$ 0.0625	$ 0.0625
Principal and Interest Amounts	1,050,500	1,026,265	977,662
Potential Shares Issued if Notes Converted	16,808,000	16,420,240	15,642,592
Shares Issued If Warrant Exercised	2,841,440	2,841,440	2,841,440
Conversion Price	$ 0.0625	$ 0.0625	$ 0.0625
Principal and Interest Amounts	1,050,500	1,026,265	977,662
Potential Shares Issued if Notes Converted	16,808,000	16,420,240	15,642,592
Shares Issued If Warrant Exercised	2,841,440	2,841,440	2,841,440
Series C-2 Notes
Debt Conversion [Line Items]
Conversion Price	$ 0.1875	$ 0.1875	$ 0.1875
Principal and Interest Amounts	1,128,850	1,102,807	1,050,578
Potential Shares Issued if Notes Converted	6,020,533	5,881,640	5,603,080
Shares Issued If Warrant Exercised	3,200,000	3,200,000	3,200,000
Conversion Price	$ 0.1875	$ 0.1875	$ 0.1875
Principal and Interest Amounts	1,128,850	1,102,807	1,050,578
Potential Shares Issued if Notes Converted	6,020,533	5,881,640	5,603,080
Shares Issued If Warrant Exercised	3,200,000	3,200,000	3,200,000
Series C-3 Notes
Debt Conversion [Line Items]
Conversion Price	$ 0.1500	$ 0.1500	$ 0.1500
Principal and Interest Amounts	610,662	589,875	420,310
Potential Shares Issued if Notes Converted	4,071,080	3,932,504	2,802,064
Shares Issued If Warrant Exercised	1,972,000	1,972,000	1,672,000
Conversion Price	$ 0.1500	$ 0.1500	$ 0.1500
Principal and Interest Amounts	$ 610,662	$ 589,875	$ 420,310
Potential Shares Issued if Notes Converted	4,071,080	3,932,504	2,802,064
Shares Issued If Warrant Exercised	1,972,000	1,972,000	1,672,000